PRIVATE PLACEMENT (Details)	Oct. 14, 2020 USD ($) $ / shares shares
Private placement | Class A ordinary shares
Private Placement, Disclosure [Line Items]
Number of shares called for by each public warrant (in shares) | shares	1
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50
Subsequent Events | Sponsor
Private Placement, Disclosure [Line Items]
Number of warrants issued | shares	8,000,000
Issue price of warrants (in dollars per share) | $ / shares	$ 2.00
Aggregate purchase price | $	$ 16,000,000
Subsequent Events | Private placement | Sponsor
Private Placement, Disclosure [Line Items]
Number of warrants issued | shares	8,000,000
Issue price of warrants (in dollars per share) | $ / shares	$ 2.00
Aggregate purchase price | $	$ 16,000,000